Deferred revenue (Details) R in Millions								1 Months Ended	12 Months Ended
	Oct. 21, 2019 ZAR (R) oz item	Apr. 11, 2019 USD ($) oz item	Apr. 11, 2019 ZAR (R) oz item	Sep. 19, 2018 USD ($)	Sep. 11, 2018 USD ($)	Jul. 25, 2018 USD ($)	Jul. 25, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) oz	Dec. 31, 2019 ZAR (R) oz	Dec. 31, 2018 ZAR (R)	Dec. 31, 2016 USD ($)	Oct. 21, 2019 kg	Oct. 21, 2019 R / oz	Oct. 21, 2019 R / kg	Jun. 10, 2019 ZAR (R)	Apr. 11, 2019 kg	Apr. 11, 2019 $ / oz
Disclosure Of Contract Liabilities [Line Items]
Amount of hedged instrument	67,856	105,906	105,906										2,111				3,294
Number of ounces per delivery | oz	8,482	26,476	26,476
Number of forward contract deliveries | item	8	4	4
Average Price														17,371	558,491
Balance at the beginning of the year										R 6,555.4
Deferred revenue advance received	R 1,100.0	$ 125,000,000	R 1,750.0					$ 500,000,000		2,859.3	R 6,555.4
Deferred revenue recognised during the period										(2,227.5)	(160.3)
Interest charge										352.3	160.3
Deferred revenue attributable to acquisition										627.6
Balance at end of the period										8,167.1	6,555.4
Current portion of deferred revenue										(1,270.6)	(30.1)
Non-current contract liabilities										R 6,896.5	R 6,525.3
Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Expected life									67 years	67 years
Inferred resources, as a percent									50.00%	50.00%
Entitlement percentage									4.50%	4.50%
Monthly cash percentage									18.00%	18.00%
Monthly deferred revenue percentage									82.00%	82.00%
Leverage ratio threshold									3.5	3.5
Price averaging period									5 days	5 days
Deferred revenue advance received						$ 500,000,000	R 6,555.4
BTT streaming revenue
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate										11.50%
Expected life									6 years	6 years
Entitlement percentage									23.00%	23.00%
Monthly cash percentage									20.00%	20.00%
Deferred revenue advance received | $				$ 500,000,000	$ 500,000,000							$ 50,000,000
Deferred income recognised as of acquisition date																R 627.6
Balance at end of the period										R 607.0
Minimum
Disclosure Of Contract Liabilities [Line Items]
Average Price | $ / oz																		1,200
Minimum | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate										4.60%
Minimum | BTT streaming revenue
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage									23.00%	23.00%
Monthly cash percentage									16.00%	16.00%
Basket price per oz | $									$ 106
Maximum
Disclosure Of Contract Liabilities [Line Items]
Average Price | $ / oz																		1,323
Maximum | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate										5.20%
Maximum | BTT streaming revenue
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage									38.00%	38.00%
Monthly cash percentage									20.00%	20.00%
Basket price per oz | $									$ 280
Advance Fully Utilised [Member] | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Monthly cash percentage, 1st level									18.00%	18.00%
Monthly cash percentage, 2nd level									16.00%	16.00%
Monthly cash percentage, 3rd level									14.00%	14.00%
Monthly cash percentage, 4th level									10.00%	10.00%
Advance Not Fully Utilised [Member] | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Monthly cash percentage, 1st level									22.00%	22.00%
Monthly cash percentage, 2nd level									20.00%	20.00%
Monthly cash percentage, 3rd level									18.00%	18.00%
Monthly cash percentage, 4th level									14.00%	14.00%
High Range Of Product Delivery [Member] | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage									1.00%	1.00%
High Range Of Product Delivery [Member] | Minimum | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered | oz									550,000	550,000
Lowest Range Of Product Delivery [Member] | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage									4.50%	4.50%
Lowest Range Of Product Delivery [Member] | Maximum | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered | oz									375,000	375,000
Middle Range Of Product Delivery [Member] | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage									2.25%	2.25%
Middle Range Of Product Delivery [Member] | Minimum | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered | oz									375,000	375,000
Middle Range Of Product Delivery [Member] | Maximum | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered | oz									550,000	550,000